Note 13 (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income [Table Text Block]
The breakdown of the balance of financial assets at fair value through other comprehensive income by type of financial instrument as of December 31, 2025, 2024 and 2023 is as follows:

FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Equity instruments	7.2.2	1,360	1,451	1,217
Debt securities		57,001	57,526	60,963
Loans and advances	7.2.2	448	25	26
Total ⁽¹⁾	8.1	58,809	59,002	62,205
Of which: loss allowances of debt securities		(45)	(112)	(84)
Of which: loss allowances of loans and advances		(65)	—	—
(1) During financial years 2025, 2024 and 2023, there have been no significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”.

Financial assets at fair value through other comprehensive income equity instruments [Table Text Block]
The breakdown of the balance under the heading "Equity instruments" of the consolidated balance sheets as of December 31, 2025, 2024 and 2023 is as follows:

FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME. EQUITY INSTRUMENTS (MILLIONS OF EUROS)

	2025	2024	2023
Listed equity instruments
Spanish companies shares	992	1,100	987
Foreign companies shares	131	131	111
Mexico	19	27	33
The United States	85	79	52
Turkey	4	9	6
Other countries	22	17	20
Subtotal listed equity instruments	1,123	1,231	1,098
Unlisted equity instruments
Spanish companies shares	53	46	12
Foreign companies shares	184	174	106
Subtotal unlisted equity instruments	237	220	119
Total	1,360	1,451	1,217

Financial assets at fair value through other comprehensive income debt securities [Table Text Block]
The breakdown of the balance under the heading “Debt securities” of the consolidated financial statements as of December 31, 2025, 2024 and 2023, broken down by issuers, is as follows:

FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME. DEBT SECURITIES (MILLIONS OF EUROS)

	2025	2024	2023
Domestic debt securities
Government and other government agency	10,090	10,383	13,757
Credit institutions	518	695	901
Other issuers	389	397	454
Subtotal	10,997	11,475	15,111
Foreign debt securities
Mexico	20,995	20,461	21,714
Government and other government agency	19,752	19,313	20,364
Credit institutions	876	759	886
Other issuers	367	389	464
The United States	6,214	6,552	6,344
Government and other government agency	3,621	3,703	3,174
Credit institutions	48	41	88
Other issuers	2,546	2,808	3,082
Turkey	2,907	2,849	2,459
Government and other government agency	2,907	2,837	2,445
Other issuers	—	12	14
Other countries	15,888	16,190	15,336
Other foreign governments and government agency	10,277	10,059	8,961
Central banks	208	370	508
Credit institutions	2,204	1,921	1,895
Other issuers	3,199	3,840	3,971
Subtotal	46,004	46,052	45,852
Total	57,001	57,526	60,963

Financial assets at fair value through other comprehensive income debt securities by rating [Table Text Block]
The credit ratings of the issuers of debt securities as of December 31, 2025, 2024 and 2023 are as follows:

DEBT SECURITIES BY RATING

	2025		2024		2023
	Fair value (Millions of Euros)%		Fair value (Millions of Euros)%		Fair value (Millions of euros)%
AAA	2,015	3.5%	1,370	2.4%	1,000	1.6%
AA+	4,148	7.3%	4,170	7.2%	3,685	6.0%
AA	410	0.7%	261	0.5%	384	0.6%
AA-	1,854	3.3%	1,061	1.8%	642	1.1%
A+	1,065	1.9%	905	1.6%	1,798	3.0%
A	11,235	19.7%	2,007	3.5%	1,747	2.9%
A-	1,613	2.8%	12,018	20.9%	16,009	26.3%
BBB+	24,493	43.0%	19,897	34.6%	22,854	37.5%
BBB	3,586	6.3%	9,212	16.0%	8,327	13.7%
BBB-	1,640	2.9%	922	1.6%	858	1.4%
BB+ or below	4,916	8.6%	5,227	9.1%	3,480	5.7%
Unclassified	27	0.0%	474	0.8%	178	0.3%
Total	57,001	100.0%	57,526	100.0%	60,963	100.0%

Accumulated other comprehensive income items that may be reclassified to profit or loss. Financial assets at fair value through other comprehensive income [Table Text Block]
The changes in the gains/losses (net of taxes) in 2025, 2024 and 2023 of debt securities recognized under the equity heading “Accumulated other comprehensive income (loss) – Items that may be reclassified to profit or loss – Fair value changes of debt instruments measured at fair value through other comprehensive income” and equity instruments recognized under the equity heading “Accumulated other comprehensive income (loss) – Items that will not be reclassified to profit or loss –Fair value changes of equity instruments measured at fair value through other comprehensive income” in the consolidated balance sheets are as follows:

OTHER COMPREHENSIVE INCOME - CHANGES IN GAINS (LOSSES) (MILLIONS OF EUROS)

		Debt securities			Equity instruments
	Notes	2025	2024	2023	2025	2024	2023
Balance at the beginning		(576)	(357)	(809)	(905)	(1,112)	(1,194)
Valuation gains and losses		96	(568)	659	(76)	228	80
Amounts transferred to income		434	247	5
Amounts transferred to Reserves					1	—	2
Income tax and other		(163)	101	(211)	(3)	(20)	(1)
Balance at the end	30	(209)	(576)	(357)	(983)	(905)	(1,112)
In 2025, 2024 and 2023, equity instruments presented a €76 million loss, a €228 million gain and a €80 million gain, respectively, in the heading “Accumulated other comprehensive income (loss) - Items that will not be reclassified to profit and loss - Fair value changes of equity instruments measured at fair value through other comprehensive income”, mainly due to changes in Telefonica’s share price. Likewise, the valuations of debt securities have been affected mainly by the evolution of interest rates.